Capital management (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	January 31 2023	October 31 2022
Capital (1)
Common Equity Tier 1 capital	$54,138	$53,081
Net Tier 1 capital	62,317	61,262
Total regulatory capital	71,867	70,710
Total loss absorbing capacity (TLAC) (2)	131,433	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$471,528	$462,448
Leverage exposures (4)	1,468,559	1,445,619
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.5%	11.5%
Tier 1 capital ratio	13.2%	13.2%
Total capital ratio	15.2%	15.3%
Total loss absorbing capacity ratio (2)	27.9%	27.4%
Leverage ratio (4)	4.2%	4.2%
Total loss absorbing capacity leverage ratio (2)	8.9%	8.8%
(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	As at January 31, 2023 and October 31, 2022, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
(4)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).